STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	6 Months Ended		54 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (238,125)	$ (346,285)	$ (1,065,132)
Changes in current assets and liabilities:
Contributed capital by former majority shareholder in debt forgiveness		101,746
Increase (decrease) in credit card balance	482		482
Increase (decrease) in loans from related parties	95,965	0	437,441
Increase (decrease) in Deferred compensation payable	118,500		256,750
Increase (decrease) in accounts payable and accrued expenses	33,757	106,063	33,757
Cash used in operating activities of continuing operations	10,579	(138,476)	(336,702)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash investment by sole member prior to public merger on 5/17/10	0	225,400	380,018
Cash provided by financing activities	0	225,400	380,018
INCREASE (DECREASE) IN CASH:	10,579	86,924	43,316
CASH, at the beginning of the period	32,737		0
CASH, at the end of the period	$ 43,316	$ 86,924	$ 43,316